Long-term Investments, Net (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Long Term Investments [Line Items]
Re-measurement gain or loss of equity investments	¥ (86,700,000)		¥ 152,200,000	¥ (31,500,000)
Impairment charges for long-term investments	278,900,000	$ 39,281	465,645,000	91,493,000
Equity investments without readily determinable fair value carrying amount	10,200,000		493,100,000	10,400,000
Disposal gain	3,900,000		171,300,000	800,000
Loss from equity method investments	112,100,000	$ 15,795	211,620,000	37,179,000
Gain or loss from the change in fair value	158,400,000		(198,600,000)	¥ (156,000,000)
Minimum [Member]
Long Term Investments [Line Items]
Cumulative adjustments of equity investments accounted for using the measurement alternative	0		0
Maximum [Member]
Long Term Investments [Line Items]
Cumulative adjustments of equity investments accounted for using the measurement alternative	¥ 758,200,000		¥ 519,700,000